INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

8.INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.8% in 2017 (26.9% in 2016 and 2015), and income taxes in the consolidated statements of income:

	2017	2016	2015

Income taxes at domestic statutory tax rate	$280,185	$178,655	$190,067
(Reduction) increase resulting from:
Effect of non-deductible charges and non-taxable income	(50,269)	(19)	3,060
Change in benefit arising from the recognition of current and prior year tax losses	(2,671)	(491)	2,179
Change in deferred tax balances due to a change in substantively enacted tax rates	—	(6,376)	—
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(96,732)	(55,020)	(58,173)
Other[1]	718	161	(16,468)

Income taxes	$131,231	$116,910	$120,665

[1]	Includes in 2015 a decrease of $16.1 million in income tax liability resulting from developments in tax audit matters, jurisprudence and tax legislation.

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated balance sheets		Consolidated income statements
	2017	2016	2017	2016	2015

Accounts payable, accrued charges and provisions	$10,470	$11,655	$(1,185)	$1,365	$5,342
Defined benefit plans	19,497	17,398	220	1,548	1,085
Fixed assets	(483,882)	(399,022)	(84,860)	(10,049)	(2,758)
Goodwill and intangible assets	(179,876)	(126,900)	(52,976)	(23,440)	(47,477)
Long-term debt and derivative financial instruments	(8,772)	(25,489)	4,740	(424)	(13,908)
Benefits from a general partnership	—	(574)	574	67,044	(11,108)
Other	(3,595)	(2,603)	(992)	1,022	2,571

	$(646,158)	$(525,535)	$(134,479)	$37,066	$(66,253)

Changes in the net deferred income tax liability are as follows:

	2017	2016

Balance at beginning of year	$(525,535)	$(561,318)
Recognized in income	(134,479)	37,066
Recognized in other comprehensive income	13,856	6,213
Business acquisition (note 10)	—	(7,496)

Balance at end of year	$(646,158)	$(525,535)

There are no income tax consequences attached to the payment of dividends or distributions in 2017, 2016 or 2015 by the Corporation to its shareholder.